Schedule of cost and accumulated depreciation (Details) - USD ($)	6 Months Ended	12 Months Ended
	Feb. 28, 2025	Aug. 31, 2024	Aug. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Cost, beginning balance	$ 3,168,130	$ 2,057,525	$ 779,490
Additions	539,410	1,112,399	1,300,225
Translation adjustment	(230,113)	(1,794)	(22,190)
Cost, ending balance	3,477,427	3,168,130	2,057,525
Accumulated depreciation, beginning balance	956,355	338,571	77,102
Depreciation	270,073	616,532	265,150
Translation adjustment	(72,723)	1,252	(3,681)
Accumulated depreciation, ending balance	1,153,705	956,355	338,571
Net carrying value	$ 2,323,722	$ 2,211,775	$ 1,718,954